Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

18. Share capital

Shares

Authorized

Unlimited number of common shares, without par value

Unlimited number of preferred shares, issuable in series

Issued and fully paid

184,037,728 common shares

Bought deal financing (2022)

On March 31, 2022, Osisko closed a bought deal financing with a syndicate of underwriters (the "Underwriters"), pursuant to which the Underwriters purchased, on a bought deal basis, an aggregate of 18,600,000 common shares of Osisko (the "Common Shares") at an offering price of US$13.45 per Common Share (the "Offering Price") for total gross proceeds to the Company of US$250.2 million ($312.0 million). Transaction fees amounted to $13.9 million ($10.2 million net of income taxes of $3.7 million), including a 4% commission fee paid to the Underwriters.

Normal Course Issuer Bid

In December 2022, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2022 NCIB program, Osisko may acquire up to 18,293,240 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX. Repurchases under the 2022 NCIB program are authorized from December 12, 2022 until December 11, 2023. Daily purchases will be limited to 81,963 common shares, other than block purchase exemptions, representing 25% of the average daily trading volume of the common shares on the TSX for the six-month period ending November 30, 2022, being 327,853 Common Shares.

Under the terms of the 2021 NCIB program, Osisko was allowed to acquire up to 16,530,688 of its common shares from time to time, from December 12, 2021 to December 11, 2022. Daily purchases were limited to 87,264 common shares, other than block purchase exemptions, representing 25% of the average daily trading volume of the common shares on the TSX for the six-month period ending November 30, 2021, being 349,057 common shares.

During the year ended December 31, 2022, the Company purchased for cancellation a total of 1.7 million common shares for $22.1 million (average acquisition price per share of $13.06). During the year ended December 31, 2021, the Company purchased for cancellation a total of 2.1 million common shares for $30.8 million (average acquisition price per share of $14.64).

Dividends

The following table provides details on the dividends declared by the Company for the years ended December 31, 2022 and 2021:

Declaration date	Dividend per share	Record date	Payment date	Dividends payable	Dividend reinvestment plan(i)
	$			$

February 24, 2022	0.055	March 31, 2022	April 14, 2022	10,167,000	7,498,987
May 12, 2022	0.055	June 30, 2022	July 15, 2022	10,177,000	7,385,458
August 9, 2022	0.055	September 30, 2022	October 14, 2022	10,109,000	7,780,634
November 9, 2022	0.055	December 30, 2022	January 16, 2023	10,121,000	6,686,671
Year 2022	0.220			40,574,000

February 21, 2021	0.050	March 31, 2021	April 15, 2021	8,364,000	8,989,709
May 11, 2021	0.050	June 30, 2021	July 15, 2021	8,404,000	7,102,627
August 8, 2021	0.055	September 30, 2021	October 15, 2021	9,160,000	8,005,584
November 9, 2021	0.055	December 31, 2021	January 14, 2022	9,157,000	7,891,496
Year 2021	0.210			35,085,000

(i) Number of common shares held by shareholders participating in the dividend reinvestment plan described below.

Dividend reinvestment plan

The Company offers a dividend reinvestment plan ("DRIP") that allows Canadian and U. S. shareholders to reinvest their cash dividends into additional common shares either purchased on the open market through the facilities of the TSX or the NYSE, or issued directly from treasury by the Company, or acquired by a combination thereof. In the case of a treasury issuance, the price will be the weighted average price of the common shares on the TSX or the NYSE during the five trading days immediately preceding the dividend payment date, less a discount, if any, of up to 5%, at the Company's sole election.

As at December 31, 2022, the holders of 6.7 million common shares had elected to participate in the DRIP, representing dividends payable of $0.4 million. During the year ended December 31, 2022, the Company issued 118,639 common shares under the DRIP, at a discount rate of 3% (120,523 common shares in 2021 at a discount rate of 3%). On January 16, 2023, 22,012 common shares were issued under the DRIP at a discount rate of 3%.

Capital management

The Company's primary objective when managing capital is to maximize returns for its shareholders by growing its asset base, through accretive acquisitions of high-quality royalties, streams and other similar interests, and through strategic investments in exploration and development companies, while ensuring capital protection. The Company defines capital as long-term debt and total equity, including the undrawn portion of the revolving credit facility. Capital is managed by the Company's management and governed by the Board of Directors.

	December 31,	December 31,
	2022	2021
	$	$
Long-term debt	147,950	410,435
Total equity	1,737,211	1,780,061
Undrawn revolving credit facility(i)	400,000	436,610
	2,285,161	2,627,106

(i) Excluding the potential additional available credit (accordion) of $200.0 million as at December 31, 2022 and $100.0 million as at December 31, 2021 (Note 17).

There were no changes in the Company's approach to capital management during the year ended December 31, 2022, compared to the prior year. The Company is not subject to material externally imposed capital requirements and is in compliance with all its covenants under its revolving credit facility (Note 17) as at December 31, 2022.